Derivative Financial Asset (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of financial Asset fair value

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recogni z ed in profit or loss
	HK$	HK$	HK$	HK$
At January 1, 2020	1,147,372,779	17,847,221	1,165,220,000	—
Recogni z ed in profit and loss prior to contract renegotiation on March 31, 2020
- Changes in fair value	307,143,221	—	307,143,221	307,143,221
- Recognition of day 1 profit or loss	—	(17,847,221)	(17,847,221)	(17,847,221)

At March 31, 2020	1,454,516,000	—	1,454,516,000	289,296,000
Contract renegotiation on March 31, 2020	(17,215,921)	17,215,921	—	—

At March 31, 2020	1,437,300,079	17,215,921	1,454,516,000	289,296,000
Recogni z e d in profit and loss prior to contract renegotiation on June 30, 2020
- Changes in fair value	(13,291,518)	—	(13,291,518)	(13,291,518)
- Partial settlement on June 26, 2020	(618,682,641)	—	(618,682,641)	—
- Gain related to disposed investment	106,059,881	—	106,059,881	—
- Recognition of day 1 profit or loss	—	(17,215,921)	(17,215,921)	(17,215,921)

At June 30, 2020	911,385,801	—	911,385,801	258,788,561
Contract renegotiation on June 30, 2020	(3,679,712)	3,679,712	—	—

At June 30, 2020	907,706,089	3,679,712	911,385,801	258,788,561
Recogni z ed in profit and loss prior to contract renegotiation on September 30, 2020
- Changes in fair value	93,693,124	—	93,693,124	93,693,124
- Recognition of day 1 profit or loss	—	(3,679,712)	(3,679,712)	(3,679,712)

At September 30, 2020	1,001,399,213	—	1,001,399,213	348,801,973
Contract renegotiation on September 30, 2020	(3,040,097)	3,040,097	—	—

At September 30, 2020	998,359,116	3,040,097	1,001,399,213	348,801,973

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recognized in profit or loss
	HK$	HK$	HK$	HK$

Recognized in profit and loss prior to contract renegotiation on December 31, 2020
- Changes in fair value	25,543,450	—	25,543,450	25,543,450
- Recognition of day 1 profit or loss	—	(3,040,097)	(3,040,097)	(3,040,097)

At December 31, 2020	1,023,902,566	—	1,023,902,566	371,305,326
Contract renegotiation on December 31, 2020	12,266,453	(12,266,453)	—	—

At December 31, 2020	1,036,169,019	(12,266,453)	1,023,902,566	371,305,326

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recogni z ed in profit or loss
	HK$	HK$	HK$	HK$
At December 31, 2020	1,036,169,019	(12,266,453)	1,023,902,566	—
Recogni z ed in profit and loss prior to contract renegotiation on March 31, 2021
- Changes in fair value	(12,266,453)	—	(12,266,453)	(12,266,453)
- Recognition of day 1 profit or loss	—	12,266,453	12,266,453	12,266,453

At March 31, 2021	1,023,902,566	—	1,023,902,566	—
Contract renegotiation on March 31, 2021	(1,678,713)	1,678,713	—	—

At March 31, 2021	1,022,223,853	1,678,713	1,023,902,566	—
Recogni z ed in profit and loss prior to contract renegotiation on June 30, 2021
- Changes in fair value	(34,326,652)	—	(34,326,652)	(34,326,652)
- Recognition of day 1 profit or loss	—	(1,678,713)	(1,678,713)	(1,678,713)

At June 30, 2021	987,897,201	—	987,897,201	(36,005,365)
Contract renegotiation on June 30, 2021	2,956,755	(2,956,755)	—	—

At June 30, 2021	990,853,956	(2,956,755)	987,897,201	(36,005,365)
Recogni z ed in profit and loss prior to contract renegotiation on September 30, 2021
- Changes in fair value	89,306,993	—	89,306,993	89,306,993
- Recognition of day 1 profit or loss	—	2,956,755	2,956,755	2,956,755

At September 30, 2021	1,080,160,949	—	1,080,160,949	56,258,383
Contract renegotiation on September 30, 2021	1,046,618	(1,046,618)	—	—

At September 30, 2021	1,081,207,567	(1,046,618)	1,080,160,949	56,258,383

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recognized in profit or loss
	HK$	HK$	HK$	HK$

Recognized in profit and loss prior to contract renegotiation on December 31, 2021
- Changes in fair value	(111,313,048)	—	(111,313,048)	(111,313,048)
- Recognition of day 1 profit or loss	—	1,046,618	1,046,618	1,046,618

At December 31, 2021	969,894,519	—	969,894,519	(54,008,047)
Contract renegotiation on December 31, 2021	(1,507,769)	1,507,769	—	—

At December 31, 2021	968,386,750	1,507,769	969,894,519	(54,008,047)